Exhibit 99.1
Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Additional information about the structure, cash flows, defined terms and parties for each publicly registered series of asset-backed securities covered in this report can be found in the applicable prospectus supplement for such series, available on the SEC website (http://www.sec.gov) under registration number 333-206773, 333-171922 or 333-187623, as applicable, and at http://credit.ford.com/investor-center/institutional-investments, located under "Prospectuses" in the "Ford Credit Floorplan Master Owner Trust A" Section.

Contents	Pages
Trust Summary	1 - 9
Series 2013-4 Summary	10 - 12
Series 2014-2 Summary	13 - 15
Series 2015-2 Summary	16 - 18
Series 2015-4 Summary	19 - 21
Series 2015-5 Summary	22 - 24
Series 2016-1 Summary	25 - 27
Series 2016-3 Summary	28 - 30
Series 2016-4 Summary	31 - 33
Series 2016-5 Summary	34 - 36
Series 2017-1 Summary	37- 40
Series 2017-2 Summary	41 - 44
Series 2017-3 Summary	45 - 47
Series 2018-1 Summary	48 - 50
Series 2018-2 Summary	51 - 53

Trust Summary

I. Principal Receivables	Trust Total

A. Beginning Adjusted Pool Balance	$20,578,955,177.30

B. Principal Collections	$8,385,774,982.38
C. Principal Adjustments	$(129,240,690.60)
D. Principal Reduction - Redesignated Accounts	$9,407,921.41
E. Defaulted Receivables	$0.00
F. New Principal Receivables	$6,500,494,345.24
G. Principal Increase - Additional Accounts	$0.00
H. Net Deposits / (Withdrawals) to the Excess Funding Account	$0.00

Ending Adjusted Pool Balance (A-B-C-D-E+F+G+H)	$18,813,507,309.35

Monthly Principal Payment Rate	40.75%

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

II. Interest Collections					Trust Total

Gross Interest Collections					$113,290,484.86
Interest Adjustments					$0.00
Recoveries					$0.00
Interest Earned on Collection Account					$914,849.15
Interest Earned on Excess Funding Account					$0.00
Interest Earned on Backup Servicer Reserve Account					$276.57

Interest Collections					$114,205,610.58

Memo: Annualized Yield					6.66%

III. Principal Collections
					Trust Total
Principal Collections					$8,385,774,982.38

IV. Series Balances

Series	Beginning of Period Adjusted Invested Amount	Increase/(Decrease)	End of Period Adjusted Invested Amount	Increase/(Decrease)	Payment Date Adjusted Invested Amount

2006-1	$200,000,000.00	$(200,000,000.00)	$0.00	$1,200,000,000.00	$1,200,000,000.00
2012-3	$0.00	$0.00	$0.00	$0.00	$0.00
2013-2	$200,000,000.00	$0.00	$200,000,000.00	$0.00	$200,000,000.00
2013-4	$460,131,000.00	$(460,131,000.00)	$0.00	$0.00	$0.00
2014-2	$460,131,000.00	$0.00	$460,131,000.00	$0.00	$460,131,000.00
2014-3	$400,000,000.00	$0.00	$400,000,000.00	$0.00	$400,000,000.00
2014-5	$0.00	$0.00	$0.00	$0.00	$0.00
2015-2	$575,164,000.00	$0.00	$575,164,000.00	$0.00	$575,164,000.00
2015-3	$300,000,000.00	$0.00	$300,000,000.00	$0.00	$300,000,000.00
2015-4	$431,373,000.00	$0.00	$431,373,000.00	$0.00	$431,373,000.00
2015-5	$431,373,000.00	$0.00	$431,373,000.00	$0.00	$431,373,000.00
2016-1	$862,746,000.00	$0.00	$862,746,000.00	$0.00	$862,746,000.00
2016-2	$750,000,000.00	$0.00	$750,000,000.00	$0.00	$750,000,000.00
2016-3	$920,262,000.00	$0.00	$920,262,000.00	$0.00	$920,262,000.00
2016-4	$230,065,000.00	$0.00	$230,065,000.00	$(230,065,000.00)	$0.00
2016-5	$1,150,327,000.00	$0.00	$1,150,327,000.00	$0.00	$1,150,327,000.00
2017-1	$1,150,327,000.00	$0.00	$1,150,327,000.00	$0.00	$1,150,327,000.00
2017-2	$1,552,941,000.00	$0.00	$1,552,941,000.00	$0.00	$1,552,941,000.00
2017-3	$632,680,000.00	$0.00	$632,680,000.00	$0.00	$632,680,000.00
2018-1	$833,987,000.00	$0.00	$833,987,000.00	$0.00	$833,987,000.00
2018-2	$575,164,000.00	$0.00	$575,164,000.00	$0.00	$575,164,000.00
Depositor's Amount:	$8,462,284,177.30		$7,356,967,309.35
Total	$20,578,955,177.30		$18,813,507,309.35

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

V. Principal and Interest Allocations

Series			Floating Investor %	Investor Principal Collections	Investor Interest Collections
2006-1			2.92%	$244,495,648.40	$3,329,778.69
2012-3			0.00%	$0.00	$0.00
2013-2			0.97%	$81,498,549.47	$1,109,926.23
2013-4			2.24%	$187,500,045.32	$2,553,557.33
2014-2			2.24%	$187,500,045.32	$2,553,557.33
2014-3			1.94%	$162,997,098.93	$2,219,852.46
2014-5			0.00%	$0.00	$0.00
2015-2			2.79%	$234,375,158.53	$3,191,948.05
2015-3			1.46%	$122,247,824.20	$1,664,889.34
2015-4			2.10%	$175,781,368.89	$2,393,961.04
2015-5			2.10%	$175,781,368.89	$2,393,961.04
2016-1			4.19%	$351,562,737.79	$4,787,922.07
2016-2			3.64%	$305,619,560.50	$4,162,223.36
2016-3			4.47%	$375,000,090.64	$5,107,114.66
2016-4			1.12%	$93,749,818.91	$1,276,775.89
2016-5			5.59%	$468,749,909.56	$6,383,890.55
2017-1			5.59%	$468,749,909.56	$6,383,890.55
2017-2			7.55%	$632,812,194.53	$8,618,249.74
2017-3			3.07%	$257,812,511.38	$3,511,140.63
2018-1			4.05%	$339,843,653.87	$4,628,320.23
2018-2			2.79%	$234,375,158.53	$3,191,948.05
Depositors %			39.18%	$3,285,322,329.16	$44,742,703.34
			100.00%	$8,385,774,982.38	$114,205,610.58
Memo
Excess Depositor %					27.36%
Excess Depositor Collection				$2,294,114,691.18	$31,243,477.15
Depositor Servicing Fee					$6,718,570.15
Depositor Backup Servicing Fee					$43,670.70

VI. Status Accounts and Net Losses
					Trust Total
Principal Reduction - Receivables relating to accounts (including Performance Impaired and other "status" accounts) that were reassigned by the Issuer to the Depositors.					$9,407,921.41
Status Distribution
Number of Days Since Redesignation of Status Account	Principal Balance in Redesignated Status Accounts	% of Total Principal Balance	Number of Redesignated Status Accounts		% of Total Number of Designated Accounts
1-30	—	—	—		—
31-60	—	—	—		—
61-90	—	—	—		—
91-120	—	—	—		—
121-150	—	—	—		—
151-180	—	—	—		—
Total	—	—	—		—
The principal amount of Receivables in "status" accounts that remain in the Trust Pool following the end of the Collection Period					$0.00
The principal amount of Receivables in "status" accounts as a % of Trust Pool					0.00%
Status Trigger (11.1%) Occurred? Yes (Y) / No (N)					N

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Net Losses
	# of Dealer Accounts	Amount
Current Collection Period Loss:
Defaulted Receivables (Charge-Offs)	0	$0.00
(Recoveries)	0	$0.00
Net Loss for Current Collection Period		$0.00
Ratio of Net Loss for Current Collection Period to Average of Period Pool Balance		0%

Prior and Current Collection Period Losses:
Ratio of Net Loss to Average of Period Pool Balance
Third Prior Collection Period
Second Prior Collection Period		0%
Prior Collection Period		0%
Current Collection Period		0%
Four Month Average (Current and Prior Three Collection Periods)		0%

VII. Excess Funding Account

Beginning Period Balance	$0.00
Net Deposits / (Withdrawals)	$0.00
Ending Period Balance	$0.00
Determination Date balance before giving effect to Payment Date Cashflows	$0.00
Determination Date balance after giving effect to Payment Date Cashflows	$0.00

Memo
Excess Funding Account as a % of aggregate Adjusted Invested Amount	0.00%
Interest earned on Excess Funding Account	$0.00

VIII. Backup Servicer Reserve Account

Backup Servicer Reserve Account	$200,000.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IX. Non-Conforming Receivables
Trust Total
Ineligible Receivables	$22,584,316.76
Dealer Overconcentration	$0.00
Manufacturer Overconcentration (>2% of pool balance)	$155,841,024.69
Used Vehicle Overconcentration a\	$0.00
Medium and Heavy Truck Overconcentration	$0.00
Development Dealer Overconcentration	$0.00
Fleet Overconcentration	$0.00
Non-Conforming Receivable Amount	$178,425,341.45

Memo
Principal Receivables relating to Vehicles on Used Lines.	$876,777,264.08
Principal Receivables relating to Vehicles on Used Lines as a % of Pool Balance	4.66%
Principal Receivables relating to AutoNation	$551,245,292.86
Principal Receivables relating to AutoNation as a % of Pool Balance	2.93%
Principal Receivables relating to Development Dealers	$0.00
Principal Receivables relating to Development Dealers as a % of Pool Balance	0.00%
Principal Receivables relating to Fleet	$211,851,743.21
Principal Receivables relating to Fleet as a % of Pool Balance	1.13%
Principal Receivables relating to New and Used Medium Heavy Truck Lines	$211,533,262.24
Principal Receivables relating to New and Used Medium Heavy Truck Lines as a % of Pool Balance	1.12%
Principal Receivables relating to Program Vehicles b\	$725,751,371.77
Principal Receivables relating to Program Vehicles as % of Pool Balance	3.86%

a\ Includes receivables related to vehicles on Used Lines and Program Lines
b\ Primarily off-lease vehicles purchased by a dealer at a Ford Credit approved auction. Program lines are separate from Used Lines

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

X. Subordination and Depositor Amount as of Determination Date

	Subordinated %	Subordinated % times (Initial Note Balance minus EFA)	Incremental Subordinated Amount	Required Subordinated Amount
Series		(A)	(B)	(A + B)
2006-1	33.33%	$400,000,000.00	$15,093,879.30	$415,093,879.30
2012-3	33.33%	$0.00	$0.00	$0.00
2013-2	30.72%	$61,437,908.50	$2,466,320.15	$63,904,228.65
2013-4	13.64%	$0.00	$0.00	$0.00
2014-2	13.64%	$62,745,136.36	$4,932,643.31	$67,677,779.67
2014-3	30.72%	$122,875,816.99	$4,932,640.29	$127,808,457.28
2014-5	17.65%	$0.00	$0.00	$0.00
2015-2	13.64%	$78,431,454.55	$6,165,806.81	$84,597,261.36
2015-3	30.72%	$92,156,862.75	$3,699,480.22	$95,856,342.97
2015-4	13.64%	$58,823,590.91	$4,624,355.11	$63,447,946.02
2015-5	13.64%	$58,823,590.91	$4,624,355.11	$63,447,946.02
2016-1	13.64%	$117,647,181.82	$9,248,710.22	$126,895,892.04
2016-2	30.72%	$230,392,156.86	$9,248,700.55	$239,640,857.41
2016-3	13.64%	$125,490,272.73	$9,865,286.61	$135,355,559.34
2016-4	13.64%	$31,372,500.00	$295,957.96	$31,668,457.96
2016-5	13.64%	$156,862,772.73	$12,331,602.91	$169,194,375.64
2017-1	13.64%	$156,862,772.73	$12,331,602.91	$169,194,375.64
2017-2	13.64%	$211,764,681.82	$16,647,659.10	$228,412,340.92
2017-3	13.64%	$86,274,545.45	$6,782,383.21	$93,056,928.66
2018-1	13.64%	$113,725,500.00	$8,940,411.30	$122,665,911.30
2018-2	13.64%	$78,431,454.55	$6,165,806.81	$84,597,261.36
	Required Subordinated Amount	Required Pool % minus 100% times Initial Invested Amount	Required Depositor Amount as of Determination Date
Series	(C)	(D)	(C + D)
2006-1	$415,093,879.30	$0.00	$415,093,879.30
2012-3	$0.00	$0.00	$0.00
2013-2	$63,904,228.65	$0.00	$63,904,228.65
2013-4	$0.00	$0.00	$0.00
2014-2	$67,677,779.67	$0.00	$67,677,779.67
2014-3	$127,808,457.28	$0.00	$127,808,457.28
2014-5	$0.00	$0.00	$0.00
2015-2	$84,597,261.36	$0.00	$84,597,261.36
2015-3	$95,856,342.97	$0.00	$95,856,342.97
2015-4	$63,447,946.02	$0.00	$63,447,946.02
2015-5	$63,447,946.02	$0.00	$63,447,946.02
2016-1	$126,895,892.04	$0.00	$126,895,892.04
2016-2	$239,640,857.41	$0.00	$239,640,857.41
2016-3	$135,355,559.34	$0.00	$135,355,559.34
2016-4	$31,668,457.96	$0.00	$31,668,457.96
2016-5	$169,194,375.64	$0.00	$169,194,375.64
2017-1	$169,194,375.64	$0.00	$169,194,375.64
2017-2	$228,412,340.92	$0.00	$228,412,340.92
2017-3	$93,056,928.66	$0.00	$93,056,928.66
2018-1	$122,665,911.30	$0.00	$122,665,911.30
2018-2	$84,597,261.36	$0.00	$84,597,261.36

Required Depositor Amount			$2,382,515,801.54
Depositor Amount			$6,487,187,991.86
Memo: Determination Date Pool Balance				$18,913,662,991.86

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

XI. Redesignation Notice

If the below "Redesignated Account" box(es) has been marked "Yes", notice is hereby given, pursuant to Section 2.8 of the Fifth Amended and Restated Sale and Servicing Agreement dated as of December 1, 2010, that the redesignation of certain Accounts and the reassignment of the Receivables and Related Security in such Accounts occurred on the Redesignation Date of June 1, 2018 and a Redesignated Account Schedule has been delivered to the Owner Trustee and the Indenture Trustee according to the Sale and Servicing Agreements.

Depositor	Trust	Redesignated Accounts
		Yes	No
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust A	X
Ford Credit Floorplan LLC	Ford Credit Floorplan Master Owner Trust A	X

XII. Early Amortization Declarations
		Yes	No
1.Breach of covenants or agreements made in the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 60 days			X
2. Failure to make any required payment or deposit under the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 5 business days			X
3. Breach of any representation or warranty made in the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 60 days			X
4. Bankruptcy, insolvency or receivership of Ford Credit, FCFMOTA or Ford			X
5. FCFMOTA is an investment company within the meaning of the Investment Company Act of 1940			X
6. Failure of FCF Corp or FCF LLC to convey Receivables pursuant to the Sale and Servicing Agreement and uncured for 10 days			X
7. Available Subordinated Amount is less than the Required Subordinated Amount and uncured for 5 days			X
8. Servicer default or an event of default with respect to the outstanding notes has occurred			X
9. Average monthly payment rate for the past three periods is less than 21%			X
10. Excess Funding Account Balance exceeds 30% of Outstanding Series Adjusted Invested Amounts for 3 periods			X

Memo
Additional statistical information about Ford Credit's U.S. Dealer Floorplan portfolio and the Trust's pool for the most recently available quarter can be found on Ford Credit's website at http://credit.ford.com/investor-center/institutional-investments, located under "Other Documents" in the "Ford Credit Floorplan Master Owner Trust A" section.

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

XII. Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report

Most Recent Form ABS-15G
Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
February 7, 2018

Servicer Certification
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer

___________________________________________________________________________________________________________

The adjusted Invested Amount decrease for Series 2016-4 is related to the Maturity scheduled for July 15, 2018 and reflects trapped Principal Collections in the Collection Account allocable to Series 2016-4.

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2013-4 Summary

I. Origination Information

Date of Origination				18-Jun-13
Expected Final Payment Date				15-Jun-18
Final Maturity Date				15-Jun-20

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00	$26,144,000.00	$15,686,000.00
Note Interest rate	One Month LIBOR plus 0.55% per year	2.10%	2.29%	2.79%

Total Original Principal Outstanding	$460,131,000.00

II. Series Allocations

Current Floating Investor %				2.23592984%
Investor Principal Collections				$187,500,045.32
Principal Default Amounts				$0.00
Investor Interest Collections				$2,553,557.33

III. Collections

Interest
Investor Interest Collections				$2,553,557.33
Reserve Fund Investment Proceeds				$6,362.97
Accumulation Period Reserve Account Release				$1,150,327.50
Accumulation Period Reserve Account Investment Proceeds				$1,590.31
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$248,589.79

Available Investor Interest Collections				$3,960,427.90
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$3,960,427.90

Principal
Investor Principal Collections				$187,500,045.32
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$268,029,644.68
Reserve Fund Draw				$4,601,310.00

Available Investor Principal Collections				$460,131,000.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00
Note Interest Rate	N/A	2.10%

LIBOR Rate	1.91871%	N/A
Spread	0.55%	N/A
Days in Interest Period	31	30
Monthly Interest	$850,333.44	$32,026.75

	Class C Notes	Class D Notes
Original Principal Outstanding	$26,144,000.00	$15,686,000.00
Note Interest Rate	2.29%	2.79%

LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30
Monthly Interest	$49,891.47	$36,469.95

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$3,960,427.90

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$850,333.44
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$32,026.75
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$49,891.47
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$36,469.95
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$4,097.77
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$630,426.89
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$6,535.82
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$2,350,645.81

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$460,131,000.00
Deposit to Principal Funding Account	$460,131,000.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$0.00

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$0.00
Required Subordinated Amount	$0.00
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2013-4	$0.00

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$1,000.00
Total Amount Allocable to Interest Class A	$2.13
Total Amount Distributed Class A	$1,002.13

Total Amount Allocable to Principal Class B	$1,000.00
Total Amount Allocable to Interest Class B	$1.75
Total Amount Distributed Class B	$1,001.75

Total Amount Allocable to Principal Class C	$1,000.00
Total Amount Allocable to Interest Class C	$1.91
Total Amount Distributed Class C	$1,001.91

Total Amount Allocable to Principal Class D	$1,000.00
Total Amount Allocable to Interest Class D	$2.33
Total Amount Distributed Class D	$1,002.33

IX. Reserve Fund

Beginning of Collection Period Balance	$4,601,310.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,601,310.00
Increases/(Decreases)	$(4,601,310.00)
Payment Date Balance	$0.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2013-4 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2013-4 Notes) of the aggregate unpaid principal balance of the Series 2013-4 Notes:

Seller's Interest:	13.64%

XI. Memo Items

Excess Funding Amount Series 2013-4	$0.00
Accumulation Period Reserve Account Balance	$1,150,327.50
Controlled Deposit Amount - This Collection Period	$460,131,000.00
Controlled Deposit Amount - Cumulative to this Payment Date	$460,131,000.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2014-2 Summary

I. Origination Information

Date of Origination					19-Feb-14
Expected Final Payment Date					15-Feb-19
Final Maturity Date					15-Feb-21

Class A Notes		Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00	$26,144,000.00	$15,686,000.00
Note Interest rate	One Month LIBOR plus 0.50% per year	2.31%	2.46%	2.91%

Total Original Principal Outstanding	$460,131,000.00

II. Series Allocations

Current Floating Investor %					2.23592984%
Investor Principal Collections					$187,500,045.32
Principal Default Amounts					$0.00
Investor Interest Collections					$2,553,557.33

III. Collections

Interest
Investor Interest Collections					$2,553,557.33
Reserve Fund Investment Proceeds					$6,362.97
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$248,589.79

Available Investor Interest Collections					$2,808,510.09
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$2,808,510.09

Principal
Investor Principal Collections					$187,500,045.32
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$187,500,045.32

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00
Note Interest Rate	N/A	2.31%
LIBOR Rate	1.91871%	N/A
Spread	0.50%	N/A
Days in Interest Period	31	30

Monthly Interest	$833,111.22	$35,229.43

	Class C Notes	Class D Notes
Original Principal Outstanding	$26,144,000.00	$15,686,000.00
Note Interest Rate	2.46%	2.91%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$53,595.20	$38,038.55

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$2,808,510.09

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$833,111.22
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$35,229.43
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$53,595.20
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$38,038.55
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$4,097.77
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$630,426.89
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$3,366.12
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$1,210,644.91

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$187,500,045.32
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$10,229,199.13
Remainder released to holders of Depositor Interest	$177,270,846.19

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$4,932,643.31
Required Subordinated Amount	$67,677,779.67
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2014-2	$67,677,779.67

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$2.08
Total Amount Distributed Class A	$2.08

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.93
Total Amount Distributed Class B	$1.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.05
Total Amount Distributed Class C	$2.05

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.43
Total Amount Distributed Class D	$2.43

IX. Reserve Fund

Beginning of Collection Period Balance	$4,601,310.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,601,310.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,601,310.00

X. Credit Risk Retention

As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2014-2 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2014-2 Notes) of the aggregate unpaid principal balance of the Series 2014-2 Notes:

Seller's Interest:	13.64%

X. Memo Items

Excess Funding Amount Series 2014-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2015-2 Summary

I. Origination Information

Date of Origination					10-Feb-15
Expected Final Payment Date					15-Jan-20
Final Maturity Date					15-Jan-22

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$300,000,000.00	$200,000,000.00	$22,876,000.00	$32,680,000.00	$19,608,000.00
Note Interest rate	1.98%	One Month LIBOR plus 0.57% per year	2.18%	2.42%	3.02%

Total Original Principal Outstanding	$575,164,000.00

II. Series Allocations

Current Floating Investor %					2.79491352%
Investor Principal Collections					$234,375,158.53
Principal Default Amounts					$0.00
Investor Interest Collections					$3,191,948.05

III. Collections

Interest
Investor Interest Collections					$3,191,948.05
Reserve Fund Investment Proceeds					$7,953.72
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$310,737.38

Available Investor Interest Collections					$3,510,639.15
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$3,510,639.15

Principal
Investor Principal Collections					$234,375,158.53
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$234,375,158.53

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$300,000,000.00	$200,000,000.00
Note Interest Rate		1.98%	N/A
LIBOR Rate		N/A	1.91871%
Spread		N/A	0.57%
Days in Interest Period		30	31

Monthly Interest		$495,000.00	$428,611.17

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$22,876,000.00	$32,680,000.00	$19,608,000.00
Note Interest Rate	2.18%	2.42%	3.02%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$41,558.07	$65,904.67	$49,346.80

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$3,510,639.15

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$923,611.17
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$41,558.07
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$65,904.67
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$49,346.80
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$5,122.22
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$788,033.96
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$4,539.12
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$1,632,523.14

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$234,375,158.53
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$12,786,504.47
Remainder released to holders of Depositor Interest	$221,588,654.06

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$6,165,806.81
Required Subordinated Amount	$84,597,261.36
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2015-2	$84,597,261.36

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.85
Total Amount Distributed Class A	$1.85

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.82
Total Amount Distributed Class B	$1.82

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.02
Total Amount Distributed Class C	$2.02

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.52
Total Amount Distributed Class D	$2.52

IX. Reserve Fund

Beginning of Collection Period Balance	$5,751,640.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$5,751,640.00
Increases/(Decreases)	$0.00
Payment Date Balance	$5,751,640.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2015-2 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2015-2 Notes) of the aggregate unpaid principal balance of the Series 2015-2 Notes:

Seller's Interest:	13.64%

XI. Memo Items

Excess Funding Amount Series 2015-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2015-4 Summary

I. Origination Information

Date of Origination					18-Aug-15
Expected Final Payment Date					15-Aug-18
Final Maturity Date					15-Aug-20

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$240,000,000.00	$135,000,000.00	$17,157,000.00	$24,510,000.00	$14,706,000.00
Note Interest rate	1.77%	One-month LIBOR + 0.60%	1.96%	2.21%	2.76%

Total Original Principal Outstanding		$431,373,000.00

II. Series Allocations

Current Floating Investor %					2.09618514%
Investor Principal Collections					$175,781,368.89
Principal Default Amounts					$0.00
Investor Interest Collections					$2,393,961.04

III. Collections

Interest
Investor Interest Collections					$2,393,961.04
Reserve Fund Investment Proceeds					$5,965.28
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$233,053.03

Available Investor Interest Collections					$2,632,979.35
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$2,632,979.35

Principal
Investor Principal Collections					$175,781,368.89
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$175,781,368.89

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$240,000,000.00	$135,000,000.00
Note Interest Rate		1.77%	N/A
LIBOR Rate		N/A	1.91871%
Spread		N/A	0.60%
Days in Interest Period		30	31

Monthly Interest		$354,000.00	$292,800.04

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$17,157,000.00	$24,510,000.00	$14,706,000.00
Note Interest Rate	1.96%	2.21%	2.76%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$28,023.10	$45,139.25	$33,823.80

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$2,632,979.35

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$646,800.04
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$28,023.10
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$45,139.25
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$33,823.80
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$3,841.67
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$1,078,432.50
(12) Servicing Fees due Ford Credit			$591,025.47
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$570.89
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$205,322.63

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$175,781,368.89
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$9,589,878.35
Remainder released to holders of Depositor Interest	$166,191,490.54

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$4,624,355.11
Required Subordinated Amount	$63,447,946.02
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2015‑4	$63,447,946.02

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.73
Total Amount Distributed Class A	$1.73

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.63
Total Amount Distributed Class B	$1.63

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.84
Total Amount Distributed Class C	$1.84

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.30
Total Amount Distributed Class D	$2.30

IX. Reserve Fund

Beginning of Collection Period Balance	$4,313,730.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,313,730.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,313,730.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2015-4 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2015-4 Notes) of the aggregate unpaid principal balance of the Series 2015-4 Notes:

Seller's Interest:	13.64%

XI. Memo Items

Excess Funding Amount Series 2015-4	$0.00
Accumulation Period Reserve Account Balance	$1,078,432.50
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2015-5 Summary

I. Origination Information

Date of Origination					18-Aug-15
Expected Final Payment Date					15-Aug-20
Final Maturity Date					15-Aug-22

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$375,000,000.00	$17,157,000.00	$24,510,000.00	$14,706,000.00
Note Interest rate	2.39%	2.54%	2.79%	3.38%

Total Original Principal Outstanding		$431,373,000.00

II. Series Allocations

Current Floating Investor %					2.09618514%
Investor Principal Collections					$175,781,368.89
Principal Default Amounts					$0.00
Investor Interest Collections					$2,393,961.04

III. Collections

Interest
Investor Interest Collections					$2,393,961.04
Reserve Fund Investment Proceeds					$5,965.28
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$233,053.03

Available Investor Interest Collections					$2,632,979.35
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$2,632,979.35

Principal
Investor Principal Collections					$175,781,368.89
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$175,781,368.89

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
	Class A1 Notes	Class B Notes	Class C Notes
Original Principal Outstanding	$375,000,000.00	$17,157,000.00	$24,510,000.00
Note Interest Rate	2.39%	2.54%	2.79%
Days in Interst Period	30	30	30

Monthly Interest	$746,875.00	$36,315.65	$56,985.75

			Class D Notes
Original Principal Outstanding			$14,706,000.00
Note Interest Rate			3.38%
Days in Interest Period			30

Monthly Interest			$41,421.90

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$2,632,979.35

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$746,875.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$36,315.65
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$56,985.75
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$41,421.90
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$3,841.67
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$591,025.47
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$3,206.70
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$1,153,307.21

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$175,781,368.89
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$9,589,878.35
Remainder released to holders of Depositor Interest	$166,191,490.54

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$4,624,355.11
Required Subordinated Amount	$63,447,946.02
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2015-5	$63,447,946.02

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.99
Total Amount Distributed Class A	$1.99

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.12
Total Amount Distributed Class B	$2.12

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.33
Total Amount Distributed Class C	$2.33

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.82
Total Amount Distributed Class D	$2.82

IX. Reserve Fund

Beginning of Collection Period Balance	$4,313,730.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,313,730.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,313,730.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2015-5 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2015-5 Notes) of the aggregate unpaid principal balance of the Series 2015-5 Notes:

Seller's Interest:	13.64%

XI. Memo Items

Excess Funding Amount Series 2015-5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2016-1 Summary

I. Origination Information

Date of Origination					17-Feb-16
Expected Final Payment Date					15-Feb-19
Final Maturity Date					15-Feb-21

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$480,000,000.00	$270,000,000.00	$34,314,000.00	$49,020,000.00	$29,412,000.00
Note Interest rate	1.76%	One-month LIBOR + 0.90%	2.16%	2.46%	3.10%

Total Original Principal Outstanding	$862,746,000.00

II. Series Allocations

Current Floating Investor %					4.19237028%
Investor Principal Collections					$351,562,737.79
Principal Default Amounts					$0.00
Investor Interest Collections					$4,787,922.07

III. Collections

Interest
Investor Interest Collections					$4,787,922.07
Reserve Fund Investment Proceeds					$11,930.54
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$466,106.06

Available Investor Interest Collections					$5,265,958.67
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,265,958.67

Principal
Investor Principal Collections					$351,562,737.79
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$351,562,737.79

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$480,000,000.00	$270,000,000.00
Note Interest Rate		1.76%	N/A
LIBOR Rate		N/A	1.91871%
Spread		N/A	0.90%
Days in Interest Period		30	31

Monthly Interest		$704,000.00	$655,350.08

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$34,314,000.00	$49,020,000.00	$29,412,000.00
Note Interest Rate	2.16%	2.46%	3.10%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$61,765.20	$100,491.00	$75,981.00

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$5,265,958.67

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,359,350.08
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$61,765.20
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$100,491.00
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$75,981.00
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$7,683.33
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,182,050.94
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$6,872.58
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$2,471,764.54

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$351,562,737.79
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$19,179,756.70
Remainder released to holders of Depositor Interest	$332,382,981.09

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$9,248,710.22
Required Subordinated Amount	$126,895,892.04
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2016-1	$126,895,892.04

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.81
Total Amount Distributed Class A	$1.81

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.80
Total Amount Distributed Class B	$1.80

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.05
Total Amount Distributed Class C	$2.05

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.58
Total Amount Distributed Class D	$2.58

IX. Reserve Fund

Beginning of Collection Period Balance	$8,627,460.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$8,627,460.00
Increases/(Decreases)	$0.00
Payment Date Balance	$8,627,460.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2016-1 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2016-1 Notes) of the aggregate unpaid principal balance of the Series 2016-1 Notes:

Seller's Interest:	13.64%

XI. Memo Items

Excess Funding Amount Series 2016-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2016-3 Summary

I. Origination Information

Date of Origination					26-Jul-16
Expected Final Payment Date					15-Jul-19
Final Maturity Date					15-Jul-21

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$500,000,000.00	$300,000,000.00	$36,601,000.00	$52,288,000.00	$31,373,000.00
Note Interest rate	1.55%	One-month LIBOR + 0.62%	1.75%	1.85%	1.95%

Total Original Principal Outstanding	$920,262,000.00

II. Series Allocations

Current Floating Investor %					4.47185968%
Investor Principal Collections					$375,000,090.64
Principal Default Amounts					$0.00
Investor Interest Collections					$5,107,114.66

III. Collections

Interest
Investor Interest Collections					$5,107,114.66
Reserve Fund Investment Proceeds					$12,725.91
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$497,179.58

Available Investor Interest Collections					$5,617,020.15
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,617,020.15

Principal
Investor Principal Collections					$375,000,090.64
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$375,000,090.64

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$500,000,000.00	$300,000,000.00
Note Interest Rate		1.55%	N/A
LIBOR Rate		N/A	1.91871%
Spread		N/A	0.62%
Days in Interest Period		30	31

Monthly Interest		$645,833.33	$655,833.42

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$36,601,000.00	$52,288,000.00	$31,373,000.00
Note Interest Rate	1.75%	1.85%	1.95%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$53,376.46	$80,610.67	$50,981.13

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$5,617,020.15

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,301,666.75
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$53,376.46
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$80,610.67
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$50,981.13
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$8,195.55
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,260,853.79
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$7,933.70
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$2,853,402.10

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$375,000,090.64
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$20,458,398.25
Remainder released to holders of Depositor Interest	$354,541,692.39

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$9,865,286.61
Required Subordinated Amount	$135,355,559.34
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2016-3	$135,355,559.34

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.63
Total Amount Distributed Class A	$1.63

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.46
Total Amount Distributed Class B	$1.46

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.54
Total Amount Distributed Class C	$1.54

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.63
Total Amount Distributed Class D	$1.63

IX. Reserve Fund

Beginning of Collection Period Balance	$9,202,620.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$9,202,620.00
Increases/(Decreases)	$0.00
Payment Date Balance	$9,202,620.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2016-3 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2016-3 Notes) of the aggregate unpaid principal balance of the Series 2016-3 Notes:

Seller's Interest:	13.64%

XI. Memo Items

Excess Funding Amount Series 2016-3	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2016-4 Summary

I. Origination Information

Date of Origination					26-Jul-16
Expected Final Payment Date					15-Jul-18
Final Maturity Date					15-Jul-20

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$200,000,000.00	$9,150,000.00	$13,072,000.00	$7,843,000.00
Note Interest rate	One Month LIBOR + 0.53%	1.54%	1.59%	1.69%

Total Original Principal Outstanding	$230,065,000.00

II. Series Allocations

Current Floating Investor %					1.11796249%
Investor Principal Collections					$93,749,818.91
Principal Default Amounts					$0.00
Investor Interest Collections					$1,276,775.89

III. Collections

Interest
Investor Interest Collections					$1,276,775.89
Reserve Fund Investment Proceeds					$3,181.45
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$437.89
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$124,294.63

Available Investor Interest Collections					$1,404,689.86
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$1,404,689.86

Principal
Investor Principal Collections					$93,749,818.91
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$93,749,818.91

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$200,000,000.00	$9,150,000.00
Note Interest Rate	N/A	1.54%
LIBOR Rate	1.91871%	N/A
Spread	0.53%	N/A
Days in Interest Period	31	30

Monthly Interest	$421,722.28	$11,742.50

	Class C Notes	Class D Notes
Original Principal Outstanding	$13,072,000.00	$7,843,000.00
Note Interest Rate	1.59%	1.69%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$17,320.40	$11,045.56

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$1,404,689.86

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$421,722.28
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$11,742.50
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$17,320.40
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$11,045.56
(5) Trustee and Other Fees/Expenses		$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$2,048.88
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$315,212.76
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$1,734.61
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$623,862.87

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$93,749,818.91
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$5,114,588.45
Remainder released to holders of Depositor Interest	$88,635,230.46

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$295,957.96
Required Subordinated Amount	$31,668,457.96
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2016-4	$31,668,457.96

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$2.11
Total Amount Distributed Class A	$2.11

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.28
Total Amount Distributed Class B	$1.28

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.33
Total Amount Distributed Class C	$1.33

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.41
Total Amount Distributed Class D	$1.41

IX. Reserve Fund

Beginning of Collection Period Balance	$2,300,650.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$2,300,650.00
Increases/(Decreases)	$0.00
Payment Date Balance	$2,300,650.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2016-4 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2016-4 Notes) of the aggregate unpaid principal balance of the Series 2016-4 Notes:

Seller's Interest:	13.64%

X. Memo Items

Excess Funding Amount Series 2016-4	$0.00
Accumulation Period Reserve Account Balance	$575,162.50
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$230,065,000.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2016-5 Summary

I. Origination Information

Date of Origination					13-Dec-16
Expected Final Payment Date					15-Nov-19
Final Maturity Date					15-Nov-21

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$675,000,000.00	$325,000,000.00	$45,752,000.00	$65,359,000.00	$39,216,000.00
Note Interest rate	1.95%	One-month LIBOR + 0.46%	2.16%	2.51%	3.00%

Total Original Principal Outstanding	$1,150,327,000.00

II. Series Allocations

Current Floating Investor %					5.58982218%
Investor Principal Collections					$468,749,909.56
Principal Default Amounts					$0.00
Investor Interest Collections					$6,383,890.55

III. Collections

Interest
Investor Interest Collections					$6,383,890.55
Reserve Fund Investment Proceeds					$15,907.37
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$621,474.21

Available Investor Interest Collections					$7,021,272.13
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$7,021,272.13

Principal
Investor Principal Collections					$468,749,909.56
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$468,749,909.56

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$675,000,000.00	$325,000,000.00
Note Interest Rate		1.95%	N/A
LIBOR Rate		N/A	1.91871%
Spread		N/A	0.46%
Days in Interest Period		30	31

Monthly Interest		$1,096,875.00	$665,708.42

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$45,752,000.00	$65,359,000.00	$39,216,000.00
Note Interest Rate	2.16%	2.51%	3.00%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$82,353.60	$136,709.24	$98,040.00

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$7,021,272.13

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,762,583.42
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$82,353.60
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$136,709.24
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$98,040.00
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$10,244.43
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,576,066.55
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$9,303.25
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$3,345,971.64

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$468,749,909.56
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$25,572,986.70
Remainder released to holders of Depositor Interest	$443,176,922.86

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$12,331,602.91
Required Subordinated Amount	$169,194,375.64
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2016-5	$169,194,375.64

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.76
Total Amount Distributed Class A	$1.76

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.80
Total Amount Distributed Class B	$1.80

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.09
Total Amount Distributed Class C	$2.09

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.50
Total Amount Distributed Class D	$2.50

IX. Reserve Fund

Beginning of Collection Period Balance	$11,503,270.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$11,503,270.00
Increases/(Decreases)	$0.00
Payment Date Balance	$11,503,270.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2016-5 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2016-5 Notes) of the aggregate unpaid principal balance of the Series 2016-5 Notes:

Seller's Interest:	13.64%

XI. Memo Items

Excess Funding Amount Series 2016-5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2017-1 Summary

I. Origination Information

Date of Origination					30-May-17
Expected Final Payment Date					15-May-20
Final Maturity Date					15-May-22

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$800,000,000.00	$200,000,000.00	$45,752,000.00	$65,359,000.00	$39,216,000.00
Note Interest rate	2.07%	One-month LIBOR + 0.42%	2.25%	2.47%	2.67%

Total Original Principal Outstanding	$1,150,327,000.00

II. Series Allocations

Current Floating Investor %					5.58982218%
Investor Principal Collections					$468,749,909.56
Principal Default Amounts					$0.00
Investor Interest Collections					$6,383,890.55

III. Collections

Interest
Investor Interest Collections					$6,383,890.55
Reserve Fund Investment Proceeds					$15,907.37
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$621,474.21

Available Investor Interest Collections					$7,021,272.13
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$7,021,272.13

Principal
Investor Principal Collections					$468,749,909.56
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$468,749,909.56

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$800,000,000.00	$200,000,000.00
Note Interest Rate		2.07%	N/A
LIBOR Rate		N/A	1.91871%
Spread		N/A	0.42%
Days in Interest Period		30	31

Monthly Interest		$1,380,000.00	$402,777.83

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$45,752,000.00	$65,359,000.00	$39,216,000.00
Note Interest Rate	2.25%	2.47%	2.67%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$85,785.00	$134,530.61	$87,255.60

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$7,021,272.13

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,782,777.83
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$85,785.00
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$134,530.61
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$87,255.60
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$10,244.43
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,576,066.55
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$9,273.69
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$3,335,338.42

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$468,749,909.56
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$25,572,986.70
Remainder released to holders of Depositor Interest	$443,176,922.86

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$12,331,602.91
Required Subordinated Amount	$169,194,375.64
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2017-1	$169,194,375.64

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.78
Total Amount Distributed Class A	$1.78

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.88
Total Amount Distributed Class B	$1.88

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.06
Total Amount Distributed Class C	$2.06

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.23
Total Amount Distributed Class D	$2.23

IX. Reserve Fund

Beginning of Collection Period Balance	$11,503,270.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$11,503,270.00
Increases/(Decreases)	$0.00
Payment Date Balance	$11,503,270.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2017-1 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2017-1 Notes) of the aggregate unpaid principal balance of the Series 2017-1 Notes:

Seller's Interest:	13.64%

XI. EEA Credit Risk Retention

As of the issue date of this report, Ford Motor Credit Company LLC discloses that it continues to retain, as "originator" (as that term is used in the EEA Risk Retention Rules), on a consolidated basis through its 100% ownership interests in the Depositors, a material net economic interest in the Receivables of not less than 5% of the aggregate nominal value of the Receivables. The method of retention is in the form of an originator's interest (as described in Article 405(1)(b) of the CRR, Article 51(1)(b) of the AIFM Regulation and Article 254(2)(b) of the Solvency II Regulation), which form has not changed and will not change and which retention will not be subject to any credit risk mitigation, any short position or any other hedge and will not be sold,except as permitted by the EEA Risk Retention Rules.

XII. Memo Items

Excess Funding Amount Series 2017-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2017-2 Summary

I. Origination Information

Date of Origination					11-Oct-17
Expected Final Payment Date					15-Sep-20
Final Maturity Date					15-Sep-22

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$900,000,000.00	$450,000,000.00	$61,765,000.00	$88,235,000.00	$52,941,000.00
Note Interest rate	2.16%	One-month LIBOR + 0.35%	2.34%	2.54%	2.73%

Total Original Principal Outstanding	$1,552,941,000.00

II. Series Allocations

Current Floating Investor %					7.54625775%
Investor Principal Collections					$632,812,194.53
Principal Default Amounts					$0.00
Investor Interest Collections					$8,618,249.74

III. Collections

Interest
Investor Interest Collections					$8,618,249.74
Reserve Fund Investment Proceeds					$21,474.98
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$838,989.94

Available Investor Interest Collections					$9,478,714.66
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$9,478,714.66

Principal
Investor Principal Collections					$632,812,194.53
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$632,812,194.53

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$900,000,000.00	$450,000,000.00
Note Interest Rate		2.16%	N/A
LIBOR Rate		N/A	1.91871%
Spread		N/A	0.35%
Days in Interest Period		30	31

Monthly Interest		$1,620,000.00	$879,125.13

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$61,765,000.00	$88,235,000.00	$52,941,000.00
Note Interest Rate	2.34%	2.54%	2.73%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$120,441.75	$186,764.08	$120,440.78

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$9,478,714.66

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$2,499,125.13
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$120,441.75
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$186,764.08
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$120,440.78
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$13,829.98
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$2,127,689.23
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$12,228.89
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$4,398,194.82

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$632,812,194.53
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$34,523,522.04
Remainder released to holders of Depositor Interest	$598,288,672.49

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$16,647,659.10
Required Subordinated Amount	$228,412,340.92
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2017-2	$228,412,340.92

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.85
Total Amount Distributed Class A	$1.85

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.95
Total Amount Distributed Class B	$1.95

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.12
Total Amount Distributed Class C	$2.12

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.28
Total Amount Distributed Class D	$2.28

IX. Reserve Fund

Beginning of Collection Period Balance	$15,529,410.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$15,529,410.00
Increases/(Decreases)	$0.00
Payment Date Balance	$15,529,410.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2017-2 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2017-2 Notes) of the aggregate unpaid principal balance of the Series 2017-2 Notes:

Seller's Interest:	13.64%

XI. EEA Credit Risk Retention
As of the issue date of this report, Ford Motor Credit Company LLC discloses that it continues to retain, as "originator" (as that term is used in the EEA Risk Retention Rules), on a consolidated basis through its 100% ownership interests in the Depositors, a material net economic interest in the Receivables of not less than 5% of the aggregate nominal value of the Receivables. The method of retention is in the form of an originator's interest (as described in Article 405(1)(b) of the CRR, Article 51(1)(b) of the AIFM Regulation and Article 254(2)(b) of the Solvency II Regulation), which form has not changed and will not change and which retention will not be subject to any credit risk mitigation, any short position or any other hedge and will not be sold, except as permitted by the EEA Risk Retention Rules.

XII. Memo Items

Excess Funding Amount Series 2017-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2017-3 Summary

I. Origination Information

Date of Origination					11-Oct-17
Expected Final Payment Date					15-Sep-22
Final Maturity Date					15-Sep-24

Class A Notes		Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$550,000,000.00	$25,163,000.00	$35,948,000.00	$21,569,000.00
Note Interest rate	2.48%	2.65%	2.85%	3.04%

Total Original Principal Outstanding	$632,680,000.00

II. Series Allocations

Current Floating Investor %					3.07440293%
Investor Principal Collections					$257,812,511.38
Principal Default Amounts					$0.00
Investor Interest Collections					$3,511,140.63

III. Collections

Interest
Investor Interest Collections					$3,511,140.63
Reserve Fund Investment Proceeds					$8,749.07
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$341,810.90

Available Investor Interest Collections					$3,861,700.60
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$3,861,700.60

Principal
Investor Principal Collections					$257,812,511.38
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$257,812,511.38

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$550,000,000.00	$25,163,000.00
Note Interest Rate	2.48%	2.65%
Days in Interest Period	30	30

Monthly Interest	$1,136,666.67	$55,568.29

	Class C Notes	Class D Notes
Original Principal Outstanding	$35,948,000.00	$21,569,000.00
Note Interest Rate	2.85%	3.04%
Days in Interest Period	30	30

Monthly Interest	$85,376.50	$54,641.47

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$3,861,700.60

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$1,136,666.67
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$55,568.29
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$85,376.50
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$54,641.47
(5) Trustee and Other Fees/Expenses		$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$5,634.44
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$866,836.81
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$4,594.34
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$1,652,382.08

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$257,812,511.38
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$14,065,146.02
Remainder released to holders of Depositor Interest	$243,747,365.36

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$6,782,383.21
Required Subordinated Amount	$93,056,928.66
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2017-3	$93,056,928.66

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$2.07
Total Amount Distributed Class A	$2.07

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.21
Total Amount Distributed Class B	$2.21

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.38
Total Amount Distributed Class C	$2.38

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.53
Total Amount Distributed Class D	$2.53

IX. Reserve Fund

Beginning of Collection Period Balance	$6,326,800.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$6,326,800.00
Increases/(Decreases)	$0.00
Payment Date Balance	$6,326,800.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2017-3 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2017-3 Notes) of the aggregate unpaid principal balance of the Series 2017-3 Notes:

Seller's Interest:	13.64%

XI. EEA Credit Risk Retention
As of the issue date of this report, Ford Motor Credit Company LLC discloses that it continues to retain, as "originator" (as that term is used in the EEA Risk Retention Rules), on a consolidated basis through its 100% ownership interests in the Depositors, a material net economic interest in the Receivables of not less than 5% of the aggregate nominal value of the Receivables. The method of retention is in the form of an originator's interest (as described in Article 405(1)(b) of the CRR, Article 51(1)(b) of the AIFM Regulation and Article 254(2)(b) of the Solvency II Regulation), which form has not changed and will not change and which retention will not be subject to any credit risk mitigation, any short position or any other hedge and will not be sold, except as permitted by the EEA Risk Retention Rules.

XII. Memo Items

Excess Funding Amount Series 2017-3	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2018-1 Summary

I. Origination Information

Date of Origination					20-Mar-18
Expected Final Payment Date					15-May-21
Final Maturity Date					15-May-23

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$550,000,000.00	$175,000,000.00	$33,170,000.00	$47,386,000.00	$28,431,000.00
Note Interest rate	2.95%	One-month LIBOR + 0.28%	3.10%	3.24%	3.39%

Total Original Principal Outstanding	$833,987,000.00

II. Series Allocations

Current Floating Investor %					4.05262071%
Investor Principal Collections					$339,843,653.87
Principal Default Amounts					$0.00
Investor Interest Collections					$4,628,320.23

III. Collections

Interest
Investor Interest Collections					$4,628,320.23
Reserve Fund Investment Proceeds					$11,532.85
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$450,568.76

Available Investor Interest Collections					$5,090,421.84
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,090,421.84

Principal
Investor Principal Collections					$339,843,653.87
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$339,843,653.87

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$550,000,000.00	$175,000,000.00
Note Interest Rate		2.95%	N/A
LIBOR Rate		N/A	1.91871%
Spread		N/A	0.35%
Days in Interest Period		30	31

Monthly Interest		$1,352,083.33	$331,333.38

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$33,170,000.00	$47,386,000.00	$28,431,000.00
Note Interest Rate	3.10%	3.24%	3.39%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$85,689.17	$127,942.20	$80,317.58

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$5,090,421.84

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,683,416.71
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$85,689.17
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$127,942.20
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$80,317.58
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$7,427.21
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,142,648.15
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$5,442.81
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$1,957,538.01

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$339,843,653.87
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$18,540,413.69
Remainder released to holders of Depositor Interest	$321,303,240.18

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$8,940,411.30
Required Subordinated Amount	$122,665,911.30
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2018-1	$122,665,911.30

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$2.32
Total Amount Distributed Class A	$2.32

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.58
Total Amount Distributed Class B	$2.58

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.70
Total Amount Distributed Class C	$2.70

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.83
Total Amount Distributed Class D	$2.83

IX. Reserve Fund

Beginning of Collection Period Balance	$8,339,870.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$8,339,870.00
Increases/(Decreases)	$0.00
Payment Date Balance	$8,339,870.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2018-1 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2018-1 Notes) of the aggregate unpaid principal balance of the Series 2018-1 Notes:

Seller's Interest:	13.64%

XI. EEA Credit Risk Retention
As of the issue date of this report, Ford Motor Credit Company LLC discloses that it continues to retain, as "originator" (as that term is used in the EEA Risk Retention Rules), on a consolidated basis through its 100% ownership interests in the Depositors, a material net economic interest in the Receivables of not less than 5% of the aggregate nominal value of the Receivables. The method of retention is in the form of an originator's interest (as described in Article 405(1)(b) of the CRR, Article 51(1)(b) of the AIFM Regulation and Article 254(2)(b) of the Solvency II Regulation), which form has not changed and will not change and which retention will not be subject to any credit risk mitigation, any short position or any other hedge and will not be sold, except as permitted by the EEA Risk Retention Rules.

XII. Memo Items

Excess Funding Amount Series 2018-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

Series 2018-2 Summary

I. Origination Information

Date of Origination					20-Mar-18
Expected Final Payment Date					15-Mar-23
Final Maturity Date					15-Mar-25

Class A Notes		Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$500,000,000.00	$22,876,000.00	$32,680,000.00	$19,608,000.00
Note Interest rate	3.17%	3.32%	3.46%	3.61%

Total Original Principal Outstanding	$575,164,000.00

II. Series Allocations

Current Floating Investor %					2.79491352%
Investor Principal Collections					$234,375,158.53
Principal Default Amounts					$0.00
Investor Interest Collections					$3,191,948.05

III. Collections

Interest
Investor Interest Collections					$3,191,948.05
Reserve Fund Investment Proceeds					$7,953.72
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$310,737.38

Available Investor Interest Collections					$3,510,639.15
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$3,510,639.15

Principal
Investor Principal Collections					$234,375,158.53
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$234,375,158.53

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$500,000,000	$22,876,000
Note Interest Rate	3.17%	3.32%
Days in Interest Period	30	30

Monthly Interest	$1,320,833.33	$63,290.27

	Class C Notes	Class D Notes
Original Principal Outstanding	$32,680,000.00	$19,608,000.00
Note Interest Rate	3.46%	3.61%
Days in Interest Period	30	30

Monthly Interest	$94,227.33	$58,987.40

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$3,510,639.15

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$1,320,833.33
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$63,290.27
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$94,227.33
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$58,987.40
(5) Trustee and Other Fees/Expenses		$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$5,122.22
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$788,033.96
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$3,272.22
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$1,176,872.42

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2018-5/31/2018
Determination Date	6/13/2018
Payment Date	6/15/2018

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$234,375,158.53
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$12,786,504.47
Remainder released to holders of Depositor Interest	$221,588,654.06

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$6,165,806.81
Required Subordinated Amount	$84,597,261.36
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2017-3	$84,597,261.36

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$2.64
Total Amount Distributed Class A	$2.64

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.77
Total Amount Distributed Class B	$2.77

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.88
Total Amount Distributed Class C	$2.88

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$3.01
Total Amount Distributed Class D	$3.01

IX. Reserve Fund

Beginning of Collection Period Balance	$5,751,640.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$5,751,640.00
Increases/(Decreases)	$0.00
Payment Date Balance	$5,751,640.00

X. Credit Risk Retention
As of the Determination Date, Ford Motor Credit Company LLC, through the Depositors, maintained a seller’s interest in the
Trust equal to at least 5% of each series of ABS interests issued by the Trust according to Regulation RR under the Securities
Exchange Act of 1934. The seller's interest is represented by the Depositor Interest, which is required to be maintained and made available for the Series 2018-2 Notes in an amount equal to the percentage stated below (which is the
Subordinated Percentage for the Series 2018-2 Notes) of the aggregate unpaid principal balance of the Series 2018-2 Notes:

Seller's Interest:	13.64%

XI. EEA Credit Risk Retention
As of the issue date of this report, Ford Motor Credit Company LLC discloses that it continues to retain, as "originator" (as that term is used in the EEA Risk Retention Rules), on a consolidated basis through its 100% ownership interests in the Depositors, a material net economic interest in the Receivables of not less than 5% of the aggregate nominal value of the Receivables. The method of retention is in the form of an originator's interest (as described in Article 405(1)(b) of the CRR, Article 51(1)(b) of the AIFM Regulation and Article 254(2)(b) of the Solvency II Regulation), which form has not changed and will not change and which retention will not be subject to any credit risk mitigation, any short position or any other hedge and will not be sold, except as permitted by the EEA Risk Retention Rules.

XII. Memo Items

Excess Funding Amount Series 2018-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00